Property, Equipment and Software, net - Schedule of Components (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Property and equipment, net
Property, equipment and software, gross	$ 901	$ 886				$ 707
Less: accumulated depreciation and amortization	(492)	(287)				(34)
Property, equipment and software, net	$ 409	$ 599	$ 625	$ 689	$ 665	673
Furniture and fixtures
Property and equipment, net
Useful Life (Years)	5 years	5 years
Property, equipment and software, gross	$ 137	$ 128				119
Computer equipment
Property and equipment, net
Useful Life (Years)	3 years	3 years
Property, equipment and software, gross	$ 20	$ 20				17
Leasehold improvements
Property and equipment, net
Useful Life (Years)	15 years	15 years
Property, equipment and software, gross	$ 42	$ 36
Capitalized software
Property and equipment, net
Useful Life (Years)	3 years	3 years
Property, equipment and software, gross	$ 702	$ 702				$ 571